Investments - Operating Lease Asset - Summary of future minimum lease payments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Future minimum lease payments
Total operating lease liabilities - ground leases		$ 49,498	$ 54,501
Ground leases
Future minimum lease payments
2026		2,619
2027		2,619
2028		2,649
2029		2,738
2030		2,760
Thereafter		106,515
Total lease payments		119,900
Less imputed interest		(72,309)
Total operating lease liabilities - ground leases		47,591
Ground leases | Ground lease by STORE capital
Future minimum lease payments
2026		57
2027		57
2028		57
2029		58
2030		60
Thereafter		3,198
Total lease payments		3,487
Less imputed interest		(2,870)
Total operating lease liabilities - ground leases		617
Ground leases | Ground lease by STORE capital tenants
Future minimum lease payments
2026	[1]	2,562
2027	[1]	2,562
2028	[1]	2,592
2029	[1]	2,680
2030	[1]	2,700
Thereafter	[1]	103,317
Total lease payments	[1]	116,413
Less imputed interest	[1]	(69,439)
Total operating lease liabilities - ground leases	[1]	$ 46,974

[1]	STORE Capital’s tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments, the Company would be primarily responsible for the payment, assuming the Company does not re-tenant the property or sell the leasehold interest. Of the total $116.4 million commitment, $85.7 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under one lease where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.